Plant and Equipment (Details) - Schedule of Plant and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Plant and Equipment (Details) - Schedule of Plant and Equipment [Line Items]
Cost	$ 4,073,525	$ 4,102,267	$ 5,767,193
Accumulated depreciation	(2,629,065)	(1,868,874)	(1,067,900)
Closing carrying amount	1,444,460	2,233,393	4,699,293
Opening carrying amount	2,233,393	4,699,293
Additions	350	78,428
Disposals		(1,689,459)
Write-off		(53,895)
Depreciation expenses	(789,283)	(800,974)
Leasehold Improvements [Member]
Plant and Equipment (Details) - Schedule of Plant and Equipment [Line Items]
Cost		29,092	31,679
Accumulated depreciation		(29,092)	(14,183)
Closing carrying amount			17,496
Opening carrying amount		17,496
Additions
Disposals
Write-off		(2,587)
Depreciation expenses		(14,909)
Fixtures and Equipment [Member]
Plant and Equipment (Details) - Schedule of Plant and Equipment [Line Items]
Cost	157,528	157,178	166,086
Accumulated depreciation	(150,401)	(145,118)	(143,053)
Closing carrying amount	7,127	12,060	23,033
Opening carrying amount	12,060	23,033
Additions	350	78,428
Disposals		(36,028)
Write-off		(51,308)
Depreciation expenses	(5,283)	(2,065)
Machinery [Member]
Plant and Equipment (Details) - Schedule of Plant and Equipment [Line Items]
Cost	3,915,997	3,915,997	5,569,428
Accumulated depreciation	(2,478,664)	(1,694,664)	(910,664)
Closing carrying amount	1,437,333	2,221,333	$ 4,658,764
Opening carrying amount	2,221,333	4,658,764
Additions
Disposals		(1,653,431)
Write-off
Depreciation expenses	$ (784,000)	$ (784,000)